Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 2,294,679	$ 2,050,494
Short-term bank deposits		3,148,746
Trade receivables, net	3,494,701	2,990,305
Other current assets and prepaid expenses	322,449	172,809
Inventories	2,609,314	1,959,651
Total current assets	8,721,143	10,322,005
NON-CURRENT ASSETS:
Restricted deposits	40,553	32,692
Property, plant and equipment, net	407,430	313,649
Severance pay fund	175,463	162,053
Operating lease right-of-use assets	475,515	503,507
Total non-current assets	1,098,961	1,011,901
Total assets	9,820,104	11,333,906
CURRENT LIABILITIES:
Short Term bank credit	9,345
Trade payables	1,156,567	1,214,621
Other current liabilities	1,532,493	1,344,284
Total current liabilities	3,250,618	3,057,686
LONG-TEM LIABILITIES:
Non-current operating lease liabilities	268,800	323,071
Accrued severance pay	440,295	469,191
Total long-term liabilities	754,438	1,381,730
Total liabilities	4,005,056	4,439,416
COMMITMENT AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary Shares, no par value - Authorized: 100,000,000 shares at December 31, 2024 and 2023; Issued: 8,104,180 and 7,999,216 shares at December 31, 2024 and 2023, respectively; Outstanding: 7,983,465 and 7,878,501 shares at December 31, 2024 and 2023, respectively
Treasury shares at cost (120,715 Ordinary Shares at December 31, 2024 and 2023)	(119,536)	(119,536)
Additional paid-in capital	18,070,599	17,916,149
Accumulated deficit	(12,136,015)	(10,902,123)
Total shareholders’ equity	5,815,048	6,894,490
Total liabilities and shareholders’ equity	9,820,104	11,333,906
Related Party
CURRENT LIABILITIES:
Current liabilities from related parties	552,213	498,781
LONG-TEM LIABILITIES:
Long-term loans from related parties	$ 45,343	$ 589,468